June 2, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Mr. Mark Amorisi

Re:	BT Insurance Funds Trust (the "Trust")
	File Nos. 333-00479 and 811-07507

Dear Mr. Amorisi:

Pursuant to Rule 497(j) under the Securities Act of
1933, as amended, please accept this letter as certification that each Statement of Additional
Information for the above-referenced Trust does not differ from those contained in Post-Effective Amendment
No. 1 (the "Amendment") to the Trust's Registration
Statement on Form N-1A. This Amendment was filed electronically on November 22, 1996.


Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,

LAURIE BUCKLEY

Laurie E. Buckley
Senior Paralegal


G:\SHARED\BANKGRP\MUNDER\SECLTRS\497J-INC.DOC